AB Active ETFs, Inc.

AB Corporate Bond ETF

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 97.0%
Industrial – 57.2%
Basic – 0.6%
Amcor Group Finance PLC 5.45%, 05/23/2029	$22	$22,637
Eastman Chemical Co. 5.00%, 08/01/2029	25	25,354
Glencore Funding LLC 5.371%, 04/04/2029(a)	25	25,524
5.634%, 04/04/2034(a)	25	25,452
5.893%, 04/04/2054(a)	25	25,033
Sherwin-Williams Co. (The) 4.80%, 09/01/2031	25	25,169

		149,169

Capital Goods – 3.8%
BAE Systems Holdings, Inc. 3.85%, 12/15/2025 (a)	94	92,739
Boeing Co. (The) 2.196%, 02/04/2026	43	41,219
2.70%, 02/01/2027	129	122,273
6.528%, 05/01/2034(a)	11	11,657
7.008%, 05/01/2064(a)	24	25,795
Caterpillar Financial Services Corp. 4.375%, 08/16/2029	125	125,545
4.40%, 10/15/2027	25	25,138
4.45%, 10/16/2026	25	25,106
5.00%, 05/14/2027	123	125,480
IDEX Corp. 4.95%, 09/01/2029	25	25,317
John Deere Capital Corp. 4.85%, 06/11/2029	25	25,597
4.90%, 06/11/2027	25	25,451
L3Harris Technologies, Inc. 5.05%, 06/01/2029	25	25,537
Regal Rexnord Corp. 6.05%, 04/15/2028	120	123,536
Trane Technologies Financing Ltd. 3.80%, 03/21/2029	127	123,867
Waste Management, Inc. 4.95%, 07/03/2027	19	19,367
4.95%, 07/03/2031	15	15,417

		979,041

Communications - Media – 4.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484%, 10/23/2045	130	124,376
Cox Communications, Inc. 5.45%, 09/01/2034(a)	25	24,845
5.80%, 12/15/2053(a)	25	24,369
5.95%, 09/01/2054(a)	25	24,684

	Principal Amount (000)	U.S. $ Value

Meta Platforms, Inc. 4.30%, 08/15/2029	$25	$25,165
4.55%, 08/15/2031	25	25,238
4.75%, 08/15/2034	25	25,156
5.40%, 08/15/2054	25	25,508
5.55%, 08/15/2064	25	25,642
Paramount Global 4.375%, 03/15/2043	51	36,871
4.95%, 01/15/2031	22	20,478
5.85%, 09/01/2043	14	11,860
6.875%, 04/30/2036	85	84,900
7.875%, 07/30/2030	104	113,051
Time Warner Cable LLC 6.55%, 05/01/2037	126	124,535
6.75%, 06/15/2039	33	32,729
7.30%, 07/01/2038	83	87,192
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	93	89,096
4.279%, 03/15/2032	142	124,145
5.05%, 03/15/2042	26	20,799
5.141%, 03/15/2052	155	117,673

		1,188,312

Communications - Telecommunications – 0.9%
T-Mobile USA, Inc. 2.25%, 02/15/2026	110	106,313
2.625%, 04/15/2026	127	123,073

		229,386

Consumer Cyclical - Automotive – 4.4%
BMW US Capital LLC 4.60%, 08/13/2027(a)	25	25,146
4.65%, 08/13/2026(a)	25	25,089
4.65%, 08/13/2029(a)	25	25,133
4.85%, 08/13/2031(a)	25	25,069
4.90%, 04/02/2027(a)	25	25,308
4.90%, 04/02/2029(a)	25	25,433
5.05%, 04/02/2026(a)	25	25,193
5.15%, 04/02/2034(a)	25	25,429
Cummins, Inc. 4.90%, 02/20/2029	121	124,067
5.45%, 02/20/2054	123	126,242
General Motors Financial Co., Inc. 1.25%, 01/08/2026	130	124,030
1.50%, 06/10/2026	52	49,163
5.35%, 07/15/2027	25	25,446
5.40%, 05/08/2027	25	25,450
5.55%, 07/15/2029	14	14,388
5.60%, 06/18/2031	25	25,584
5.75%, 02/08/2031	25	25,814
5.95%, 04/04/2034	20	20,707
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)	133	123,971
2.00%, 03/09/2026(a)	131	124,500
PACCAR Financial Corp. 4.45%, 08/06/2027	25	25,210

	Principal Amount (000)	U.S. $ Value

Toyota Motor Credit Corp. 4.55%, 08/07/2026	$25	$25,098
4.55%, 08/09/2029	25	25,197
5.10%, 03/21/2031	25	25,734

		1,112,401

Consumer Cyclical - Entertainment – 0.7%
Brunswick Corp./DE 5.85%, 03/18/2029	25	25,576
Hasbro, Inc. 3.90%, 11/19/2029	130	124,332
6.05%, 05/14/2034	34	35,233

		185,141

Consumer Cyclical - Other – 0.2%
Marriott International, Inc./MD 4.80%, 03/15/2030	25	25,143
5.35%, 03/15/2035	25	25,296

		50,439

Consumer Cyclical - Retailers – 3.0%
AutoZone, Inc. 5.10%, 07/15/2029	25	25,553
5.40%, 07/15/2034	18	18,425
Genuine Parts Co. 4.95%, 08/15/2029	25	25,152
Home Depot, Inc. (The) 4.85%, 06/25/2031	9	9,219
4.95%, 06/25/2034	25	25,622
4.95%, 09/15/2052	130	125,630
5.30%, 06/25/2054	25	25,511
Lowe’s Cos., Inc. 4.45%, 04/01/2062	147	120,051
5.80%, 09/15/2062	35	35,636
Tapestry, Inc. 7.35%, 11/27/2028	20	20,973
7.70%, 11/27/2030	113	120,374
7.85%, 11/27/2033	116	124,147
VF Corp. 2.95%, 04/23/2030	101	87,247

		763,540

Consumer Non-Cyclical – 13.1%
AbbVie, Inc. 5.40%, 03/15/2054	25	25,905
Amgen, Inc. 5.75%, 03/02/2063	120	123,080
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	128	123,619
Bristol-Myers Squibb Co. 4.35%, 11/15/2047	34	29,588
5.55%, 02/22/2054	25	25,802
Cardinal Health, Inc. 3.41%, 06/15/2027	94	91,420
5.125%, 02/15/2029	121	123,824
Cigna Group (The) 1.25%, 03/15/2026	26	24,724
4.90%, 12/15/2048	135	123,205

	Principal Amount (000)	U.S. $ Value

5.00%, 05/15/2029	$52	$53,045
5.60%, 02/15/2054	125	125,711
Coca-Cola Co. (The) 4.65%, 08/14/2034	25	25,192
5.20%, 01/14/2055	25	25,499
CommonSpirit Health 3.817%, 10/01/2049	127	102,154
4.35%, 11/01/2042	140	123,864
CVS Health Corp. 5.40%, 06/01/2029	106	108,847
5.55%, 06/01/2031	17	17,478
5.70%, 06/01/2034	17	17,412
6.00%, 06/01/2044	25	25,184
6.05%, 06/01/2054	123	124,231
Eli Lilly & Co. 2.50%, 09/15/2060	74	43,725
4.15%, 08/14/2027	25	25,064
4.20%, 08/14/2029	25	25,046
4.60%, 08/14/2034	25	25,068
4.95%, 02/27/2063	112	109,208
5.00%, 02/09/2054	25	24,908
5.05%, 08/14/2054	25	25,082
5.10%, 02/09/2064	25	24,947
5.20%, 08/14/2064	13	13,169
GE HealthCare Technologies, Inc. 4.80%, 08/14/2029	25	25,196
Gilead Sciences, Inc. 1.20%, 10/01/2027	90	82,049
4.75%, 03/01/2046	135	125,181
HCA, Inc. 5.95%, 09/15/2054	25	25,575
Kroger Co. (The) 2.65%, 10/15/2026	128	123,144
4.60%, 08/15/2027	7	7,019
4.65%, 09/15/2029	35	34,991
4.70%, 08/15/2026	11	11,033
4.90%, 09/15/2031	25	24,960
5.00%, 09/15/2034	23	22,930
5.50%, 09/15/2054	25	24,469
Mars, Inc. 3.95%, 04/01/2049 (a)	118	96,439
Mylan, Inc. 5.20%, 04/15/2048	12	10,269
Northwell Healthcare, Inc. 3.809%, 11/01/2049	131	102,678
PepsiCo, Inc. 4.80%, 07/17/2034	25	25,482
5.25%, 07/17/2054	25	25,916
Philip Morris International, Inc. 0.875%, 05/01/2026	132	124,427
2.75%, 02/25/2026	127	123,779
4.75%, 02/12/2027	15	15,144
4.875%, 02/13/2029	25	25,426
5.25%, 02/13/2034	25	25,569
Quest Diagnostics, Inc. 4.60%, 12/15/2027	125	125,772
4.625%, 12/15/2029	25	25,063

	Principal Amount (000)	U.S. $ Value

Smithfield Foods, Inc. 2.625%, 09/13/2031 (a)	$108	$90,534
Sysco Corp. 3.30%, 07/15/2026	126	123,288
Tyson Foods, Inc. 5.40%, 03/15/2029	25	25,770
Whirlpool Corp. 5.75%, 03/01/2034	121	122,802

		3,350,906

Energy – 5.1%
BP Capital Markets America, Inc. 3.379%, 02/08/2061	169	117,046
Devon Energy Corp. 5.20%, 09/15/2034	25	24,730
Diamondback Energy, Inc. 5.20%, 04/18/2027	13	13,216
Enterprise Products Operating LLC 4.95%, 02/15/2035	25	25,091
5.55%, 02/16/2055	25	25,407
Series E 5.25%, 08/16/2077	127	124,167
Flex Intermediate Holdco LLC 3.363%, 06/30/2031 (a)	146	125,896
FLNG Liquefaction 2 LLC 4.125%, 03/31/2038 (a)	117	105,898
Hess Corp. 4.30%, 04/01/2027	124	123,112
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	54	60,705
Kinder Morgan, Inc. 5.10%, 08/01/2029	25	25,478
MPLX LP 1.75%, 03/01/2026	129	123,443
5.50%, 06/01/2034	25	25,445
Northern Natural Gas Co. 5.625%, 02/01/2054 (a)	12	12,210
ONEOK, Inc. 5.20%, 07/15/2048	110	101,067
Targa Resources Corp. 5.50%, 02/15/2035	25	25,378
TotalEnergies Capital SA 5.488%, 04/05/2054	6	6,192
5.638%, 04/05/2064	122	126,768
Williams Cos., Inc. (The) 4.80%, 11/15/2029	12	12,088
Woodside Finance Ltd. 3.70%, 09/15/2026 (a)	90	87,959

		1,291,296

Other Industrial – 0.5%
Massachusetts Institute of Technology 5.60%, 07/01/2111	110	122,265

	Principal Amount (000)	U.S. $ Value

Services – 3.4%
Amazon.com, Inc. 3.10%, 05/12/2051	$5	$3,604
3.25%, 05/12/2061	174	122,023
3.875%, 08/22/2037	135	123,961
4.10%, 04/13/2062	12	10,081
4.25%, 08/22/2057	137	120,476
Automatic Data Processing, Inc. 1.70%, 05/15/2028	68	62,544
Cintas Corp. No. 2 3.70%, 04/01/2027	127	125,129
eBay, Inc. 1.40%, 05/10/2026	132	125,149
2.60%, 05/10/2031	142	125,101
Equifax, Inc. 4.80%, 09/15/2029	25	25,128
PayPal Holdings, Inc. 5.50%, 06/01/2054	25	25,520

		868,716

Technology – 14.0%
Adobe, Inc. 2.15%, 02/01/2027	131	125,067
4.80%, 04/04/2029	121	124,122
Allegion US Holding Co., Inc. 5.60%, 05/29/2034	109	113,182
Amphenol Corp. 5.25%, 04/05/2034	26	26,746
Analog Devices, Inc. 2.95%, 10/01/2051	37	25,526
5.05%, 04/01/2034	18	18,583
Applied Materials, Inc. 4.80%, 06/15/2029	13	13,295
Arrow Electronics, Inc. 5.15%, 08/21/2029	25	25,091
Concentrix Corp. 6.65%, 08/02/2026	119	122,370
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	123	123,667
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	132	125,309
Fiserv, Inc. 4.75%, 03/15/2030	25	25,276
Flex Ltd. 5.25%, 01/15/2032	25	24,996
Fortive Corp. 3.15%, 06/15/2026	125	121,670
Gartner, Inc. 3.75%, 10/01/2030 (a)	114	105,518
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026	130	124,272
Honeywell International, Inc. 4.65%, 07/30/2027	25	25,330
4.70%, 02/01/2030	25	25,417
4.75%, 02/01/2032	25	25,403
HP, Inc. 3.00%, 06/17/2027	129	123,899
Intel Corp. 2.60%, 05/19/2026	85	81,712
5.00%, 02/21/2031	36	35,952
5.05%, 08/05/2062	44	36,997

	Principal Amount (000)	U.S. $ Value

5.15%, 02/21/2034	$74	$73,350
5.60%, 02/21/2054	123	116,576
Intuit, Inc. 5.20%, 09/15/2033	119	123,996
5.50%, 09/15/2053	116	121,857
KLA Corp. 5.25%, 07/15/2062	122	121,916
Lam Research Corp. 3.75%, 03/15/2026	125	123,701
4.875%, 03/15/2049	132	126,490
Microsoft Corp. 3.041%, 03/17/2062	174	121,969
Motorola Solutions, Inc. 5.00%, 04/15/2029	5	5,095
Open Text Corp. 6.90%, 12/01/2027 (a)	118	124,106
Oracle Corp. 1.65%, 03/25/2026	114	108,854
2.65%, 07/15/2026	115	111,042
3.85%, 04/01/2060	173	124,539
4.10%, 03/25/2061	164	124,120
Roper Technologies, Inc. 4.50%, 10/15/2029	25	24,956
4.75%, 02/15/2032	25	24,982
Salesforce, Inc. 1.50%, 07/15/2028	138	125,094
TD SYNNEX Corp. 6.10%, 04/12/2034	25	26,019
Texas Instruments, Inc. 5.05%, 05/18/2063	24	23,562
5.15%, 02/08/2054	86	86,973
Tyco Electronics Group SA 4.625%, 02/01/2030	125	126,492

		3,565,089

Transportation - Airlines – 1.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	78	77,163
4.75%, 10/20/2028(a)	125	123,896
United Airlines Pass Through Trust Series 20-1 5.875%, 10/15/2027	103	104,410

		305,469

Transportation - Services – 1.7%
Element Fleet Management Corp. 5.643%, 03/13/2027(a)	32	32,650
6.271%, 06/26/2026(a)	119	121,689
6.319%, 12/04/2028(a)	86	90,979
Ryder System, Inc. Series G 4.95%, 09/01/2029	125	126,173
Transurban Finance Co. Pty Ltd. 2.45%, 03/16/2031 (a)	62	53,366

		424,857

		14,586,027

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 36.3%
Banking – 22.7%
American Express Co. 5.098%, 02/16/2028	$25	$25,327
5.284%, 07/26/2035	25	25,565
5.389%, 07/28/2027	120	122,006
5.532%, 04/25/2030	24	24,929
5.645%, 04/23/2027	24	24,370
5.915%, 04/25/2035	24	25,268
6.338%, 10/30/2026	14	14,240
Bank of America Corp. 1.197%, 10/24/2026	130	124,719
1.734%, 07/22/2027	11	10,436
3.419%, 12/20/2028	129	124,335
3.559%, 04/23/2027	125	122,831
Series G 3.593%, 07/21/2028	126	122,679
Series N 1.658%, 03/11/2027	131	125,112
Bank of Montreal 5.37%, 06/04/2027	24	24,660
Bank of New York Mellon Corp. (The) 3.442%, 02/07/2028	127	123,937
4.89%, 07/21/2028	25	25,265
5.06%, 07/22/2032	9	9,200
5.188%, 03/14/2035	25	25,537
Canadian Imperial Bank of Commerce 5.237%, 06/28/2027	24	24,511
5.26%, 04/08/2029	76	78,076
Capital One Financial Corp. 2.359%, 07/29/2032	156	125,508
5.463%, 07/26/2030	25	25,438
5.884%, 07/26/2035	25	25,638
6.051%, 02/01/2035	13	13,492
Citigroup, Inc. 6.174%, 05/25/2034	118	124,510
Citizens Financial Group, Inc. 5.718%, 07/23/2032	25	25,532
5.841%, 01/23/2030	25	25,685
Comerica, Inc. 5.982%, 01/30/2030	121	123,170
Discover Financial Services 7.964%, 11/02/2034	107	123,872
Fifth Third Bancorp 5.631%, 01/29/2032	5	5,136
8.25%, 03/01/2038	101	124,934
Goldman Sachs Bank USA/New York NY 5.414%, 05/21/2027	25	25,288
Series B 5.283%, 03/18/2027	25	25,206
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027	131	124,449

	Principal Amount (000)	U.S. $ Value

5.049%, 07/23/2030	$25	$25,388
5.33%, 07/23/2035	25	25,457
5.727%, 04/25/2030	13	13,545
5.851%, 04/25/2035	24	25,354
Series VAR 1.093%, 12/09/2026	130	123,755
HSBC Holdings PLC 6.50%, 09/15/2037	238	256,466
JPMorgan Chase & Co. 1.04%, 02/04/2027	131	124,484
1.045%, 11/19/2026	128	122,331
1.578%, 04/22/2027	71	67,570
2.956%, 05/13/2031	138	125,592
3.96%, 01/29/2027	89	88,062
5.04%, 01/23/2028	25	25,290
5.571%, 04/22/2028	24	24,605
5.581%, 04/22/2030	24	24,989
5.766%, 04/22/2035	24	25,480
KeyCorp 2.25%, 04/06/2027	133	124,887
6.401%, 03/06/2035	33	35,336
M&T Bank Corp. 5.053%, 01/27/2034	130	126,195
6.082%, 03/13/2032	14	14,559
7.413%, 10/30/2029	114	124,188
Macquarie Group Ltd. 1.34%, 01/12/2027(a)	129	122,968
3.763%, 11/28/2028(a)	83	80,600
Morgan Stanley 3.125%, 07/27/2026	127	123,814
5.173%, 01/16/2030	25	25,510
5.32%, 07/19/2035	25	25,533
5.466%, 01/18/2035	25	25,750
5.656%, 04/18/2030	14	14,571
5.831%, 04/19/2035	24	25,377
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034	104	103,963
5.30%, 01/21/2028	9	9,155
5.401%, 07/23/2035	25	25,608
5.492%, 05/14/2030	8	8,274
5.676%, 01/22/2035	12	12,510
6.615%, 10/20/2027	103	107,122
Regions Financial Corp. 5.722%, 06/06/2030	25	25,657
Royal Bank of Canada Series G 1.40%, 11/02/2026	134	125,957
4.65%, 01/27/2026	29	28,952
Santander Holdings USA, Inc. 2.49%, 01/06/2028	132	123,960
6.124%, 05/31/2027	32	32,535
6.499%, 03/09/2029	117	122,018
State Street Corp. 4.53%, 02/20/2029	25	25,042
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/2026	128	123,665
3.01%, 10/19/2026	129	124,944
3.446%, 01/11/2027	97	94,765

	Principal Amount (000)	U.S. $ Value

Synchrony Financial 2.875%, 10/28/2031	$141	$118,738
3.95%, 12/01/2027	128	123,346
5.935%, 08/02/2030	28	28,508
Truist Financial Corp. 5.435%, 01/24/2030	25	25,631
5.711%, 01/24/2035	25	25,890
6.047%, 06/08/2027	119	121,517
US Bancorp 5.10%, 07/23/2030	25	25,451
Visa, Inc. 2.70%, 04/15/2040	148	113,636
Wells Fargo & Co. 5.707%, 04/22/2028	16	16,430

		5,781,791

Brokerage – 1.4%
BGC Group, Inc. 6.60%, 06/10/2029 (a)	25	25,676
BlackRock Funding, Inc. 4.60%, 07/26/2027	25	25,356
5.35%, 01/08/2055	25	25,706
Blue Owl Finance LLC 6.25%, 04/18/2034 (a)	24	24,874
Cantor Fitzgerald LP 7.20%, 12/12/2028 (a)	116	122,748
CI Financial Corp. 3.20%, 12/17/2030	148	122,137
Lazard Group LLC 6.00%, 03/15/2031	25	26,106

		372,603

Finance – 3.0%
Apollo Debt Solutions BDC 6.70%, 07/29/2031 (a)	123	125,045
Blackstone Private Credit Fund 5.95%, 07/16/2029 (a)	22	22,172
Blackstone Secured Lending Fund 5.875%, 11/15/2027	24	24,278
Blue Owl Credit Income Corp. 6.60%, 09/15/2029 (a)	23	23,391
FS KKR Capital Corp. 3.125%, 10/12/2028	129	115,721
3.40%, 01/15/2026	127	123,340
6.875%, 08/15/2029	24	24,677
Golub Capital BDC, Inc. 6.00%, 07/15/2029	25	25,227
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026 (a)	128	122,737
Main Street Capital Corp. 6.50%, 06/04/2027	25	25,545
Oaktree Strategic Credit Fund 6.50%, 07/23/2029 (a)	123	124,514

		756,647

	Principal Amount (000)	U.S. $ Value

Insurance – 6.1%
American International Group, Inc. Series A-9 5.75%, 04/01/2048	$124	$122,992
AmFam Holdings, Inc. 2.805%, 03/11/2031 (a)	156	122,529
Arthur J Gallagher & Co. 5.75%, 07/15/2054	9	9,197
Athene Global Funding 5.349%, 07/09/2027(a)	25	25,419
5.526%, 07/11/2031(a)	14	14,325
Athene Holding Ltd. 6.25%, 04/01/2054	25	25,948
Brighthouse Financial Global Funding 5.55%, 04/09/2027 (a)	25	25,340
CNO Global Funding 5.875%, 06/04/2027 (a)	24	24,591
Elevance Health, Inc. 5.15%, 06/15/2029	6	6,176
5.375%, 06/15/2034	25	25,885
5.65%, 06/15/2054	25	25,654
Fairfax Financial Holdings Ltd. 6.10%, 03/15/2055 (a)	25	25,277
Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(a)	25	25,515
5.875%, 06/15/2054(a)	25	25,759
MetLife, Inc. 9.25%, 04/08/2038 (a)	102	120,000
Mutual of Omaha Cos. Global Funding 5.35%, 04/09/2027 (a)	26	26,490
Pacific Life Global Funding II 4.50%, 08/28/2029 (a)	25	25,037
Principal Life Global Funding II 4.60%, 08/19/2027 (a)	12	12,059
Prudential Financial, Inc. 4.50%, 09/15/2047	128	122,236
5.70%, 09/15/2048	124	123,195
Reinsurance Group of America, Inc. 5.75%, 09/15/2034	25	25,968
RGA Global Funding 5.448%, 05/24/2029 (a)	25	25,769
Sammons Financial Group, Inc. 6.875%, 04/15/2034 (a)	119	126,008
UnitedHealth Group, Inc. 4.75%, 07/15/2026	25	25,242
4.80%, 01/15/2030	25	25,507
5.15%, 07/15/2034	25	25,690
5.375%, 04/15/2054	25	25,273
5.50%, 07/15/2044	25	25,754
5.50%, 04/15/2064	79	80,225
5.625%, 07/15/2054	71	74,143
5.75%, 07/15/2064	125	131,165
Unum Group 6.00%, 06/15/2054	25	25,465

		1,549,833

	Principal Amount (000)	U.S. $ Value

REITs – 3.1%
American Homes 4 Rent LP 5.50%, 07/15/2034	$25	$25,449
Boston Properties LP 2.75%, 10/01/2026	130	123,820
3.65%, 02/01/2026	127	124,277
5.75%, 01/15/2035	25	24,883
CBRE Services, Inc. 5.50%, 04/01/2029	121	125,161
5.95%, 08/15/2034	116	122,484
Piedmont Operating Partnership LP 6.875%, 07/15/2029	25	25,983
VICI Properties LP 5.625%, 05/15/2052	100	94,806
WEA Finance LLC 3.50%, 06/15/2029 (a)	136	125,928

		792,791

		9,253,665

Utility – 3.5%
Electric – 3.4%
AEP Texas, Inc. 5.45%, 05/15/2029	25	25,875
5.70%, 05/15/2034	25	25,874
CenterPoint Energy, Inc. 5.40%, 06/01/2029	25	25,710
DTE Energy Co. 4.95%, 07/01/2027	25	25,273
Duke Energy Corp. 5.80%, 06/15/2054	25	25,579
Enel Finance International NV 6.00%, 10/07/2039 (a)	124	130,160
Entergy Arkansas LLC 5.45%, 06/01/2034	25	26,056
5.75%, 06/01/2054	25	25,972
Entergy Louisiana LLC 5.15%, 09/15/2034	25	25,245
5.70%, 03/15/2054	25	25,809
Entergy Mississippi LLC 5.85%, 06/01/2054	24	25,291
Entergy Texas, Inc. 5.55%, 09/15/2054	9	9,041
Evergy Missouri West, Inc. 5.65%, 06/01/2034 (a)	22	22,872
MidAmerican Energy Co. 5.85%, 09/15/2054	57	61,391
New York State Electric & Gas Corp. 5.30%, 08/15/2034 (a)	25	25,239
NextEra Energy Capital Holdings, Inc. 5.65%, 05/01/2079	126	122,923
Oncor Electric Delivery Co., LLC 5.55%, 06/15/2054 (a)	25	25,646

	Principal Amount (000)	U.S. $ Value

Public Service Co. of Colorado 5.75%, 05/15/2054	$121	$126,495
Public Service Electric and Gas Co. 4.85%, 08/01/2034	25	25,193
Southwestern Public Service Co. 6.00%, 06/01/2054	25	26,472
Virginia Electric and Power Co. 5.55%, 08/15/2054	25	25,410

		857,526

Natural Gas – 0.1%
Southern California Gas Co. 5.05%, 09/01/2034	25	25,348

		882,874

Total Corporates - Investment Grade (cost $24,181,786)		24,722,566

	Shares

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(b) (c) (d) (cost $358,892)	358,892	358,892

Total Investments – 98.4% (cost $24,540,678)(e)		25,081,458
Other assets less liabilities – 1.6%		399,793

Net Assets – 100.0%		$25,481,251

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	42	December 2024	$5,171,250	$(50,352)
U.S. T-Note 5 Yr (CBT) Futures	27	December 2024	2,953,758	(2,734)
Sold Contracts
U.S. 10 Yr Ultra Futures	19	December 2024	2,231,312	14,500
U.S. T-Note 2 Yr (CBT) Futures	18	December 2024	3,735,844	5,063
U.S. T-Note 10 Yr (CBT) Futures	9	December 2024	1,022,062	5,484
U.S. Ultra Bond (CBT) Futures	7	December 2024	923,563	10,430

				$(17,609)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $3,727,360 or 14.6% of net assets.

(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $595,419 and gross unrealized depreciation of investments was $(72,248), resulting in net unrealized appreciation of $523,171.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Corporate Bond ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$24,722,566	$—	$24,722,566
Short-Term Investments	358,892	—	—	358,892

Total Investments in Securities	358,892	24,722,566	—	25,081,458
Other Financial Instruments(a):
Assets:
Futures	35,477	—	—	35,477
Liabilities:
Futures	(53,086)	—	—	(53,086)

Total	$341,283	$24,722,566	$—	$25,063,849

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$10,578	$10,219	$359	$13